Investor Class Prospectus | MATTHEWS CHINA FUND
MATTHEWS CHINA FUND

SUPPLEMENT DATED SEPTEMBER 5, 2014

TO THE INVESTOR CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2014

For all existing and prospective Investor Class shareholders of Matthews China Fund (MCHFX):

Effective immediately, the following table replaces the table under the "Fees and Expenses of the Fund" section on page 22 of the prospectus in its entirety:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Investor Class Prospectus MATTHEWS CHINA FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	9

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Prospectus MATTHEWS CHINA FUND Investor Class Shares
Management Fees	0.66%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses	1.09%

Effective immediately, the following table replaces the table under the "Example of Fund Expenses" section on page 22 of the prospectus in its entirety:
Expense Example (USD $)	One year:	Three years:	Five years:	Ten years:
Investor Class Prospectus MATTHEWS CHINA FUND Investor Class Shares	111	347	601	1,329

Please retain this Supplement with your records.